Operating leases right-of-use assets - Maturity of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2022	$ 4,190
2023	3,499
2024	3,088
2025	2,549
2026	2,048
Thereafter	17,449
Total undiscounted cash flows	32,823
Less: imputed interest	(4,271)
Present value of operating lease liabilities	28,552
Less: current portion	(4,190)	$ (4,476)
Long term operating lease liabilities	$ 24,362	$ 23,486